BUSINESS AND BASIS OF PRESENTATION (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 20, 2016	Sep. 22, 2016	Dec. 31, 2015	Oct. 30, 2015
Share price	$ 20.00
Maximum borrowing capacity			$ 100.0	$ 215.0		$ 355.0
Revolving line of credit
Maximum borrowing capacity			$ 100.0			$ 250.0
Class A-1 common stock
Common stock issued	16,100,000	16,100,000			0
Class A common stock
Common stock issued	4,077,970	3,802,792			0
Class B common stock
Common stock issued	38,462,541	38,462,541			0